Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Amount due to Related Party

As of March 31, 2026 and 2025, amount due to related party consist of the following:

	As of March 31,
	2026	2025

Webao Limited*	$2,000,000	$2,000,000
Total	$2,000,000	$2,000,000

*	Webao Limited was the controlling shareholder of the Company. The related party loan was unsecured, non—interest bearing and due on demand.